Goodwill - Disclosure of Sensitivity Assumptions (Details)	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Discount Rate (%)	15.00%	16.00%
Terminal Value Multiple	90.00%	110.00%
Revenue Growth Rate (%)	13.00%	15.00%
Discount Rate (%)
Disclosure of detailed information about intangible assets [line items]
Breakeven value assuming all other key assumptions were held constant	18.00%	27.00%
Terminal Value Multiple
Disclosure of detailed information about intangible assets [line items]
Breakeven value assuming all other key assumptions were held constant	70.00%	60.00%
Revenue Growth Rate (%)
Disclosure of detailed information about intangible assets [line items]
Breakeven value assuming all other key assumptions were held constant	10.00%	5.00%